                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08916

                        Morgan Stanley Information Fund
               (Exact name of registrant as specified in charter)

   1221 Avenue of the Americas, New York, New York         10020
     (Address of principal executive offices)              (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Information Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended September 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED SEPTEMBER 30, 2005

                                                      S&P     LIPPER SCIENCE
                                                   500(R)       & TECHNOLOGY
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   8.03%       7.55%       7.67%       8.19%       5.01%              10.95%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

On the whole, domestic stocks advanced at a respectable pace for the six months ended September 30, 2005. However, these gains were earned against a backdrop that was often choppy and unsettled. As the reporting period opened, discouraging economic data, inflation concerns, ongoing increases to the federal funds target rate and soaring oil prices weighed on investors. In this climate, the stock market continued the slide it began during the first quarter of 2005. After bottoming out in April, the tide turned, spurring a rally that continued through July. Although energy prices remained intractably high, core inflation (which excludes food and energy) appeared to be largely contained and consumer spending continued to be robust. Strong corporate earnings and merger-and-acquisition activity also helped buoy stocks.

The market slowed its pace in the final months of the period, as concerns about inflation, oil prices, monetary policy and economic growth resurfaced. The far-reaching damage caused by the Gulf Coast hurricanes exacerbated investors' unease. Yet, the market demonstrated resilience overall. While recognizing near-term challenges, the Federal Open Market Committee focused on a more optimistic long-term view of the economy's health, and raised the federal funds target rate once again.

Although more defensive energy and utilities stocks continued to dominate investor attention, the market also rekindled its interest in growth-oriented stocks during the period. Information technology stocks benefited from this shift, with biotechnology and Internet retail stocks among those leading the way. Biotechnology garnered investor attention as a variety of highly anticipated drugs proceeded through their development stages or came to market. Internet retail stocks performed well on strong fundamentals, as rising consumer adoption of broadband attracted more advertising dollars to the Internet. The communications equipment and semiconductor industries also performed with notable strength.

PERFORMANCE ANALYSIS

Morgan Stanley Information Fund outperformed the S&P 500(R) Index and underperformed the Lipper Science & Technology Funds Index for the six months ended September 30, 2005, assuming no deduction of applicable sales charges. Semiconductor stocks were a notable boon to performance, helped by improving fundamentals, decreasing inventory surpluses and improved market sentiment. Investors had been concerned that an economic downturn could hinder the sector. As these concerns abated, beaten-down stocks rallied, rewarding our long-term approach during the period. The Fund's allocation to the communications equipment industry proved advantageous, as the market began to anticipate increased capital expenditures by telecommunications carrier companies. Stock selection in the systems software group also contributed to upside performance.

In contrast, stock selection in both application software and computer hardware detracted from the Fund's overall return. We attribute weakness in the software group to the seasonality of software stocks. In recent years, corporations have historically spent more on technology in the second half of a calendar year. As a result, software stocks have tended to languish in the first half of the year. In computer hardware, negative company-specific news fuelled a pessimistic sentiment that significantly hurt the entire industry during the reporting period. Additionally, the Fund's performance was tempered by its lack of participation in the biotechnology sector, which performed well during the period.

----------------------------------------------------
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD THAT ARE ENGAGED IN THE COMMUNICATIONS AND INFORMATION INDUSTRY. THE FUND NORMALLY HOLDS COMMON STOCKS AND OTHER EQUITY SECURITIES OF COMPANIES LOCATED IN AT LEAST THREE COUNTRIES, ONE OF WHICH IS THE UNITED STATES. THE FUND MAY INVEST UP TO 50 PERCENT OF ITS NET ASSETS IN THE SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF FOREIGN COMPANIES; HOWEVER, IT WILL NOT INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN ANY ONE FOREIGN COUNTRY. IN ADDITION, THE FUND WILL NOT INVEST MORE THAN 10 PERCENT OF ITS NET ASSETS IN CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS BUSINESS, ECONOMIC AND POLITICAL CONDITIONS. THE ADVISER GENERALLY CONSIDERS SELLING A PORTFOLIO HOLDING WHEN IT DETERMINES THAT THE HOLDING NO LONGER SATISFIES ITS INVESTMENT CRITERIA.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO

   TOP 10 HOLDINGS
   Corning Inc.                                         6.1%
   Microsoft Corp.                                      6.1
   Symantec Corp.                                       5.8
   Dell, Inc.                                           5.2
   QUALCOMM, Inc.                                       4.6
   Cisco Systems, Inc                                   4.0
   Marvell Technology Group, Ltd. (Bermuda)             3.4
   Texas Instruments Inc.                               3.4
   Apple Computer, Inc.                                 3.1
   Microchip Technology Inc.                            3.0

   TOP FIVE INDUSTRIES
   Semiconductors                                      21.3%
   Packaged Software                                   15.4
   Telecommunications Equipment                        12.8
   Computer Processing Hardware                        10.8
   Internet Software/Services                           9.3

Data as of September 30, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2005

                              CLASS A SHARES*        CLASS B SHARES **        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 11/28/95)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              IFOAX                     IFOBX                    IFOCX                    IFODX
   1 YEAR                              15.72%(3)                 14.66%(3)                14.80%(3)                15.87%(3)
                                        9.65(4)                   9.66(4)                 13.80(4)                    --
   5 YEARS                            (20.77)(3)                (21.46)(3)               (21.39)(3)               (20.63)(3)
                                      (21.62)(4)                (21.78)(4)               (21.39)(4)                   --
   SINCE INCEPTION                      4.14(3)                   4.18(3)                  3.35(3)                  4.36(3)
                                        3.45(4)                   4.18(4)                  3.35(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             04/01/05 -
                                                                     04/01/05            09/30/05             09/30/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (8.03% return).......................................         $1,000.00           $1,080.30             $ 8.71
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.70             $ 8.44
CLASS B
Actual (7.55% return).......................................         $1,000.00           $1,075.50             $12.59
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,012.94             $12.21
CLASS C
Actual (7.67% return).......................................         $1,000.00           $1,076.70             $12.60
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,012.94             $12.21
CLASS D
Actual (8.19% return).......................................         $1,000.00           $1,081.90             $ 7.41
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.95             $ 7.18

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.67%, 2.42%, 2.42% and 1.42% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports (the "Lipper Reports") provided by Lipper Inc. ("Lipper"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Board considered that in January 2005, in order to try to improve performance, the Adviser transferred responsibility to the Global Research Technology team with five portfolio managers each responsible for managing investments of the Fund in a different industry or industries and revised its stock selection strategy, which was explained to the Board. The Board concluded that these changes were reasonably designed to improve performance.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the Management Agreement includes breakpoints. The Board concluded that the Fund's fees under the Management Agreement would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker -- dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (100.5%)
              Advertising/Marketing
              Services (1.3%)
    65,750    Getty Images, Inc.*......  $  5,657,130
                                         ------------
              Aerospace & Defense
              (0.7%)
    48,560    Boeing Co. ..............     3,299,652
                                         ------------
              Computer Communications
              (5.8%)
 1,010,580    Cisco Systems, Inc.*.....    18,119,699
   347,580    Juniper Networks,
               Inc.*...................     8,268,928
                                         ------------
                                           26,388,627
                                         ------------
              Computer Peripherals
              (3.1%)
   715,630    EMC Corp.*...............     9,260,252
   203,850    Network Appliance,
               Inc.*...................     4,839,399
   192,300    Seagate Technology Inc.
               (Escrow) (a)............             0
                                         ------------
                                           14,099,651
                                         ------------
              Computer Processing
              Hardware (10.8%)
   258,450    Apple Computer, Inc.*....    13,855,504
   684,870    Dell, Inc.*..............    23,422,554
   297,900    Hewlett-Packard Co. .....     8,698,680
   727,080    Sun Microsystems,
               Inc.*...................     2,850,154
                                         ------------
                                           48,826,892
                                         ------------
              Electronic Components
              (1.3%)
   103,520    Cree, Inc.*..............     2,590,070
    67,370    SanDisk Corp.*...........     3,250,603
                                         ------------
                                            5,840,673
                                         ------------
              Electronic Production
              Equipment (1.1%)
   165,160    Lam Research Corp.*......     5,032,425
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Information Technology
              Services (7.2%)
    92,240    Amdocs Ltd.
               (Guernsey)*.............  $  2,557,815
   150,880    Cognizant Technology
               Solutions Corp. (Class
               A)*.....................     7,029,499
   101,100    Infosys Technologies Ltd.
               (India).................     5,786,010
   137,830    International Business
               Machines Corp. .........    11,056,723
   496,700    Satyam Computer Service
               Ltd. (India)............     6,325,076
                                         ------------
                                           32,755,123
                                         ------------
              Internet Retail (0.6%)
    63,140    Amazon.com, Inc.*........     2,860,242
                                         ------------
              Internet Software/
              Services (9.3%)
    22,190    Google, Inc. (Class
               A)*.....................     7,022,247
    51,020    Netease.com Inc. (ADR)
               (Cayman Islands)*.......     4,592,310
   315,590    SINA Corp. (Cayman
               Islands)*...............     8,678,725
    93,620    Tom Online Inc. (ADR)
               (Cayman Islands)*.......     1,844,314
   384,230    VeriSign, Inc.*..........     8,210,995
   354,800    Yahoo!, Inc.*............    12,006,432
                                         ------------
                                           42,355,023
                                         ------------
              Major Telecommunications
              (2.4%)
   181,470    France Telecom S.A. (ADR)
               (France)................     5,217,263
   237,830    Sprint Nextel Corp. .....     5,655,597
                                         ------------
                                           10,872,860
                                         ------------
              Miscellaneous Commercial
              Services (1.6%)
    92,400    Corporate Executive Board
               Co. (The)...............     7,205,352
                                         ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Other Consumer Services
              (4.5%)
    44,900    Apollo Group, Inc. (Class
               A)*.....................  $  2,980,911
   119,770    Career Education
               Corp.*..................     4,259,021
   102,810    eBay, Inc.*..............     4,235,772
    91,740    Strayer Education,
               Inc. ...................     8,671,265
                                         ------------
                                           20,146,969
                                         ------------
              Packaged Software (15.4%)
   245,890    Mercury Interactive
               Corp.*..................     9,737,244
 1,072,920    Microsoft Corp. .........    27,606,232
   187,030    Red Hat, Inc.*...........     3,963,166
    55,280    SAP AG (ADR) (Germany)...     2,395,282
 1,159,667    Symantec Corp.*..........    26,278,054
                                         ------------
                                           69,979,978
                                         ------------
              Recreational Products
              (0.6%)
    49,580    Electronic Arts, Inc.*...     2,820,606
                                         ------------
              Semiconductors (21.3%)
   350,260    Advanced Micro Devices,
               Inc.*...................     8,826,552
   537,060    Intel Corp. .............    13,238,529
   281,430    Linear Technology
               Corp. ..................    10,578,954
   332,680    Marvell Technology Group,
               Ltd.* (Bermuda).........    15,339,875
   458,670    Microchip Technology
               Inc. ...................    13,815,140
   368,190    Micron Technology,
               Inc.*...................     4,896,927
   194,480    National Semiconductor
               Corp. ..................     5,114,824
     3,870    Samsung Electronics Co.,
               Ltd. (South Korea)......     2,180,491
   449,860    Texas Instruments
               Inc. ...................    15,250,254
   261,110    Xilinx, Inc. ............     7,271,914
                                         ------------
                                           96,513,460
                                         ------------
              Telecommunication
              Equipment (12.8%)
   360,150    Comverse Technology,
               Inc.*...................     9,461,141
 1,440,880    Corning, Inc.*...........    27,852,210
   465,710    QUALCOMM Inc. ...........    20,840,523
                                         ------------
                                           58,153,874
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless
              Telecommunications (0.7%)
    34,120    NII Holdings, Inc. (Class
               B)*.....................  $  2,881,434
                                         ------------
              Total Common Stocks
              (Cost $413,363,773)......   455,689,971
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (0.4%)
              Repurchase Agreement
 $   2,038    Joint repurchase
               agreement account 3.82%
               due 10/03/05 (dated
               09/30/05; proceeds
               $2,038,649) (b)
               (Cost $2,038,000).......     2,038,000
                                         ------------

Total Investments
(Cost $415,401,773) (c).....   100.9%     457,727,971
Liabilities in Excess of
Other Assets................   (0.9)       (4,277,967)
                               -----     ------------
Net Assets..................   100.0%    $453,450,004
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    (a) A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $60,370,801 and the aggregate gross unrealized depreciation is $18,044,603, resulting in net unrealized appreciation of $42,326,198.

12
                       See Notes to Financial Statements

Morgan Stanley Information Fund
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Semiconductors..............................................  $ 96,513,460       21.3%
Packaged Software...........................................    69,979,978       15.4
Telecommunication Equipment.................................    58,153,874       12.8
Computer Processing Hardware................................    48,826,892       10.8
Internet Software/Services..................................    42,355,023        9.3
Information Technology Services.............................    32,755,123        7.2
Computer Communications.....................................    26,388,627        5.8
Other Consumer Services.....................................    20,146,969        4.5
Computer Peripherals........................................    14,099,651        3.1
Major Telecommunications....................................    10,872,860        2.4
Miscellaneous Commercial Services...........................     7,205,352        1.6
Electronic Components.......................................     5,840,673        1.3
Advertising/Marketing Services..............................     5,657,130        1.3
Electronic Production Equipment.............................     5,032,425        1.1
Aerospace & Defense.........................................     3,299,652        0.7
Wireless Telecommunications.................................     2,881,434        0.7
Internet Retail.............................................     2,860,242        0.6
Recreational Products.......................................     2,820,606        0.6
Repurchase Agreement........................................     2,038,000        0.4
                                                              ------------      -----
                                                              $457,727,971      100.9%
                                                              ============      =====

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $415,401,773)..............     $457,727,971
Receivable for:
    Dividends......................           43,895
    Shares of beneficial interest
      sold.........................           19,010
Prepaid expenses and other
  assets...........................           74,047
                                     ---------------
    Total Assets...................      457,864,923
                                     ---------------
Liabilities:
Payable for:
    Shares of beneficial interest
      redeemed.....................        1,914,697
    Investments purchased..........        1,764,659
    Distribution fee...............          293,693
    Investment advisory fee........          251,532
    Administration fee.............           30,034
Accrued expenses and other
  payables.........................          160,304
                                     ---------------
    Total Liabilities..............        4,414,919
                                     ---------------
    Net Assets.....................     $453,450,004
                                     ===============
Composition of Net Assets:
Paid-in-capital....................   $2,606,044,121
Net unrealized appreciation........       42,326,198
Accumulated net investment loss....       (4,233,326)
Accumulated net realized loss......   (2,190,686,989)
                                     ---------------
    Net Assets.....................     $453,450,004
                                     ===============
Class A Shares:
Net Assets.........................     $122,376,903
Shares Outstanding (unlimited
  authorized, $.01 par value)......       11,965,767
    Net Asset Value Per Share......           $10.23
                                     ===============
    Maximum Offering Price Per
    Share,
    (net asset value plus 5.54% of
    net asset value)...............           $10.80
                                     ===============
Class B Shares:
Net Assets.........................     $287,739,638
Shares Outstanding (unlimited
  authorized, $.01 par value)......       30,159,768
    Net Asset Value Per Share......            $9.54
                                     ===============
Class C Shares:
Net Assets.........................      $35,925,364
Shares Outstanding (unlimited
  authorized, $.01 par value)......        3,767,362
    Net Asset Value Per Share......            $9.54
                                     ===============
Class D Shares:
Net Assets.........................       $7,408,099
Shares Outstanding (unlimited
  authorized, $.01 par value)......          709,812
    Net Asset Value Per Share......           $10.44
                                     ===============

Statement of Operations
For the six months ended September 30, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $57,994 foreign
  withholding tax)....................  $   929,704
Interest..............................      188,813
                                        -----------
    Total Income......................    1,118,517
                                        -----------
Expenses
Investment advisory fee...............    1,609,650
Distribution fee (Class A shares).....      144,770
Distribution fee (Class B shares).....    1,596,046
Distribution fee (Class C shares).....      189,039
Transfer agent fees and expenses......    1,448,987
Administration fee....................      192,203
Shareholder reports and notices.......       45,831
Professional fees.....................       36,827
Custodian fees........................       34,188
Registration fees.....................       33,387
Trustees' fees and expenses...........        6,562
Other.................................       13,860
                                        -----------
    Total Expenses....................    5,351,350
                                        -----------
    Net Investment Loss...............   (4,232,833)
                                        -----------
Net Realized and Unrealized Gain:
Net Realized Gain/Loss on:
Investments...........................   15,100,621
Foreign exchange transactions.........      (11,067)
                                        -----------
    Net Realized Gain.................   15,089,554
                                        -----------
Net change in unrealized
appreciation/depreciation.............   24,433,940
                                        -----------
    Net Gain..........................   39,523,494
                                        -----------
Net Increase..........................  $35,290,661
                                        ===========

14
                       See Notes to Financial Statements

Information Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2005   MARCH 31, 2005
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................     $ (4,232,833)     $  (8,563,023)
Net realized gain...........................................       15,089,554         83,107,191
Net change in unrealized appreciation/depreciation..........       24,433,940       (129,998,514)
                                                                 ------------      -------------
    Net Increase (decrease).................................       35,290,661        (55,454,346)
                                                                 ------------      -------------

Net decrease from transactions in shares of beneficial
  interest..................................................      (90,510,564)      (219,379,175)
                                                                 ------------      -------------
    Net Decrease............................................      (55,219,903)      (274,833,521)
Net Assets:
Beginning of period.........................................      508,669,907        783,503,428
                                                                 ------------      -------------
End of Period
(Including accumulated net investment losses of $4,233,326
and $493, respectively).....................................     $453,450,004      $ 508,669,907
                                                                 ============      =============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645 to the portion of the daily net assets exceeding $500 million but not exceeding $3 billion and 0.62% to the portion of the daily net assets in excess of $3 billion.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $96,675,401 at September 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $617,203 and $1,237, respectively and received $5,557 in front-end sales

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2005 aggregated $244,817,524 and $321,478,901, respectively.

For the six months ended September 30, 2005, the Fund incurred brokerage commissions of $135,805 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At September 30, 2005, Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, held 367,472 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2005, the Fund had a net capital loss carryforward of $2,198,739,357 of which $194,708,225 will expire on March 31, 2009,
$1,275,591,838 will expire on March 31, 2010,

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

$703,325,894 will expire on March 31, 2011 and $25,113,400 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Technology Fund ("Technology"), the Fund obtained a net capital loss carryforward of $1,095,119,505 from Technology. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of March 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                      MONTHS ENDED                          ENDED
                                                   SEPTEMBER 30, 2005                  MARCH 31, 2005
                                               ---------------------------       ---------------------------
                                                       (unaudited)
                                                 SHARES         AMOUNT             SHARES         AMOUNT
                                               -----------   -------------       -----------   -------------
CLASS A SHARES
Sold.........................................      251,558   $   2,431,116         1,543,381   $  14,256,651
Conversion from Class B......................   10,085,227      92,112,808           --             --
Redeemed.....................................   (2,478,688)    (24,382,863)       (2,715,301)    (25,827,755)
                                               -----------   -------------       -----------   -------------
Net increase (decrease) - Class A............    7,858,097      70,161,061        (1,171,920)    (11,571,104)
                                               -----------   -------------       -----------   -------------
CLASS B SHARES
Sold.........................................      408,771       3,740,146         1,077,910       9,648,631
Conversion to Class A........................  (10,773,794)    (92,112,808)          --             --
Redeemed.....................................   (7,071,471)    (64,499,513)      (22,177,727)   (198,035,132)
                                               -----------   -------------       -----------   -------------
Net decrease - Class B.......................  (17,436,494)   (152,872,175)      (21,099,817)   (188,386,501)
                                               -----------   -------------       -----------   -------------
CLASS C SHARES
Sold.........................................       56,233         518,240           164,465       1,476,090
Redeemed.....................................     (775,332)     (7,087,646)       (2,004,915)    (17,941,042)
                                               -----------   -------------       -----------   -------------
Net decrease - Class C.......................     (719,099)     (6,569,406)       (1,840,450)    (16,464,952)
                                               -----------   -------------       -----------   -------------
CLASS D SHARES
Sold.........................................       16,355         162,937           416,231       3,823,757
Redeemed.....................................     (140,851)     (1,392,981)         (693,365)     (6,780,375)
                                               -----------   -------------       -----------   -------------
Net decrease - Class D.......................     (124,496)     (1,230,044)         (277,134)     (2,956,618)
                                               -----------   -------------       -----------   -------------
Net decrease in Fund.........................  (10,421,992)  $ (90,510,564)      (24,389,321)  $(219,379,175)
                                               ===========   =============       ===========   =============

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Legal Matters

(1) Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of federal securities laws in connection with the underwriting and management of the Fund. These actions have been consolidated into one action in which plaintiffs allege that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decisions made by the Fund Manager. A similar consolidated complaint has been filed with respect to the Technology Fund. Both consolidated complaints have been stayed on consent pending a decision by the United States Court of Appeals for the Second Circuit on the appeal by plaintiffs from a decision dismissing a very similar complaint filed against another mutual funds complex. The Fund and Morgan Stanley believe these lawsuits have no merit. The ultimate outcome of these matters is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such matters. The Investment Manager has agreed to indemnify the Fund against any losses and claims associated with the Technology Fund complaint.

(2) The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED      -----------------------------------------------
                                              SEPTEMBER 30, 2005    2005      2004      2003      2002      2001
                                              ------------------   -------   -------   -------   -------   -------
                                                 (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........         $ 9.47         $10.14    $ 6.68    $11.29    $14.69    $41.20
                                                     ------         ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment loss++...................          (0.06)         (0.05)    (0.11)    (0.05)     0.00     (0.08)
    Net realized and unrealized gain
    (loss)..................................           0.82          (0.62)     3.57     (4.56)    (3.40)   (21.28)
                                                     ------         ------    ------    ------    ------    ------

Total income (loss) from investment
 operations.................................           0.76          (0.67)     3.46     (4.61)    (3.40)   (21.36)
                                                     ------         ------    ------    ------    ------    ------

Less distributions from:
    Net realized gain.......................             --             --        --        --        --     (5.14)
    Paid-in-capital.........................             --             --        --        --        --     (0.01)
                                                     ------         ------    ------    ------    ------    ------

Total distributions.........................             --             --        --        --        --     (5.15)
                                                     ------         ------    ------    ------    ------    ------

Net asset value, end of period..............         $10.23         $ 9.47    $10.14    $ 6.68    $11.29    $14.69
                                                     ======         ======    ======    ======    ======    ======

Total Return+...............................           8.03 %(2)     (6.61)%   51.80%   (40.83)%  (23.15)%  (58.71)%

Ratios to Average Net Assets(1):
Expenses....................................           1.67 %(3)      1.49%     1.46%     1.55%     1.32%     1.07%

Net investment loss.........................          (1.20)%(3)     (0.58)%   (1.19)%   (0.60)%    0.00%    (0.26)%

Supplemental Data:
Net assets, end of period, in thousands.....       $122,377        $38,891   $53,534   $20,434   $36,129   $48,873

Portfolio turnover rate.....................             53 %(2)       106%      108%       92%      144%      213%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

24
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                    FOR THE YEAR ENDED MARCH 31,
                                        MONTHS ENDED      -------------------------------------------------------
                                     SEPTEMBER 30, 2005     2005       2004       2003       2002        2001
                                     ------------------   --------   --------   --------   --------   -----------
                                        (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period............................          $8.87           $9.58      $6.36     $10.84     $14.22       $ 40.37
                                             -----           -----      -----     ------     ------       -------

Income (loss) from investment
 operations:
    Net investment loss++..........          (0.09)          (0.13)     (0.18)     (0.11)     (0.10)        (0.29)
    Net realized and unrealized
    gain (loss)....................           0.76           (0.58)      3.40      (4.37)     (3.28)       (20.71)
                                             -----           -----      -----     ------     ------       -------

Total income (loss) from investment
 operations........................           0.67           (0.71)      3.22      (4.48)     (3.38)       (21.00)
                                             -----           -----      -----     ------     ------       -------

Less distributions from:
    Net realized gain..............             --              --         --         --         --         (5.14)
    Paid-in-capital................             --              --         --         --         --         (0.01)
                                             -----           -----      -----     ------     ------       -------

Total distributions................             --              --         --         --         --         (5.15)
                                             -----           -----      -----     ------     ------       -------

Net asset value, end of period.....          $9.54           $8.87      $9.58     $ 6.36     $10.84       $ 14.22
                                             =====           =====      =====     ======     ======       =======

Total Return+......................           7.55 %(2)      (7.41)%    50.63%    (41.38)%   (23.70)%      (59.07)%

Ratios to Average Net Assets(1):
Expenses...........................           2.42 %(3)       2.35%      2.30%      2.40%      2.10%         1.84%

Net investment loss................          (1.95)%(3)      (1.44)%    (2.03)%    (1.45)%    (0.78)%       (1.02)%

Supplemental Data:
Net assets, end of period, in
 thousands.........................       $287,740        $421,973   $657,944   $373,470   $911,276    $1,540,834

Portfolio turnover rate............             53 %(2)        106%       108%        92%       144%          213%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX                FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED      -----------------------------------------------
                                              SEPTEMBER 30, 2005    2005      2004      2003      2002      2001
                                              ------------------   -------   -------   -------   -------   -------
                                                 (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........         $8.86           $9.57     $6.36    $10.84    $14.17    $40.26
                                                     -----           -----     -----    ------    ------    ------

Income (loss) from investment operations:
    Net investment loss++...................         (0.09)          (0.13)    (0.18)    (0.11)    (0.07)    (0.30)
    Net realized and unrealized gain
    (loss)..................................          0.77           (0.58)     3.39     (4.37)    (3.26)   (20.64)
                                                     -----           -----     -----    ------    ------    ------

Total income (loss) from investment
 operations.................................          0.68           (0.71)     3.21     (4.48)    (3.33)   (20.94)
                                                     -----           -----     -----    ------    ------    ------

Less distributions from:
    Net realized gain.......................            --              --        --        --        --     (5.14)
    Paid-in-capital.........................            --              --        --        --        --     (0.01)
                                                     -----           -----     -----    ------    ------    ------

Total distributions.........................            --              --        --        --        --     (5.15)
                                                     -----           -----     -----    ------    ------    ------

Net asset value, end of period..............         $9.54           $8.86     $9.57    $ 6.36    $10.84    $14.17
                                                     =====           =====     =====    ======    ======    ======

Total Return+...............................          7.67 %(2)      (7.42)%   50.47%   (41.33)%  (23.50)%  (59.08)%

Ratios to Average Net Assets(1):
Expenses....................................          2.42 %(3)       2.34%     2.29%     2.40%     1.88%     1.89%

Net investment loss.........................         (1.95)%(3)      (1.43)%   (2.02)%   (1.45)%   (0.56)%   (1.07)%

Supplemental Data:
Net assets, end of period, in thousands.....       $35,925         $39,754   $60,555   $23,150   $52,145   $87,942

Portfolio turnover rate.....................            53 %(2)        106%      108%       92%      144%      213%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

26
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX               FOR THE YEAR ENDED MARCH 31,
                                                   MONTHS ENDED      ---------------------------------------------
                                                SEPTEMBER 30, 2005    2005     2004      2003     2002      2001
                                                ------------------   ------   -------   ------   -------   -------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period..........        $ 9.65         $10.32    $ 6.78   $11.45    $14.86    $41.57
                                                      ------         ------    ------   ------    ------    ------

Income (loss) from investment operations:
    Net investment income (loss)++............         (0.05)         (0.04)    (0.09)   (0.04)     0.02     (0.01)
    Net realized and unrealized gain (loss)...          0.84          (0.63)     3.63    (4.63)    (3.43)   (21.55)
                                                      ------         ------    ------   ------    ------    ------

Total income (loss) from investment
 operations...................................          0.79          (0.67)     3.54    (4.67)    (3.41)   (21.56)
                                                      ------         ------    ------   ------    ------    ------

Less distributions from:
    Net realized gain.........................            --             --        --       --        --     (5.14)
    Paid-in-capital...........................            --             --        --       --        --     (0.01)
                                                      ------         ------    ------   ------    ------    ------

Total distributions...........................            --             --        --       --        --     (5.15)
                                                      ------         ------    ------   ------    ------    ------

Net asset value, end of period................        $10.44         $ 9.65    $10.32   $ 6.78    $11.45    $14.86
                                                      ======         ======    ======   ======    ======    ======

Total Return+.................................          8.19 %(2)     (6.49)%   52.21%  (40.79)%  (22.95)%  (58.66)%

Ratios to Average Net Assets(1):
Expenses......................................          1.42 %(3)      1.35%     1.30%    1.40%     1.10%     0.89%

Net investment income (loss)..................         (0.95)%(3)     (0.44)%   (1.03)%  (0.45)%    0.22%    (0.07)%

Supplemental Data:
Net assets, end of period, in thousands.......        $7,408         $8,051   $11,470   $5,337   $27,603   $21,638

Portfolio turnover rate.......................            53 %(2)       106%      108%      92%      144%      213%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.

                                                                              27
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Information Fund

Semiannual Report
September 30, 2005

[MORGAN STANLEY LOGO]

37928RPT RA05-007438-Y09/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

                                       3